Convertible Preferred Shares and Redeemable Convertible Preferred Shares	12 Months Ended
Jun. 30, 2014
CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES [Abstract]
Convertible Preferred Shares and Redeemable Convertible Preferred Shares
14.	CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES

From 1999 to 2008, the Company has issued several rounds of preferred shares to certain investors. In June 2014, all outstanding convertible preferred shares were redesignated into Class B ordinary shares immediately prior to the completion of IPO. The details of each series of the preferred shares are as follows:

	Year of Issuance	Issue Price per Share	Total Shares Originality Issued	Number of Shares Repurchased and Exchanged before July 1, 2011	Number of Shares Repurchased or Converted	Initial Conversion Ratio
		US$
Convertible preferred shares

Series A*	1999-2003	0~2.06	13,411,171	13,120,168	291,003	1:1.70795
Series B*	2004	0.49	4,176,069	3,715,320	460,749	1:1
Series C	2001	0.51	15,722,878	15,641,548	81,330	1:1
Series D-1.	2006, 2007	1.03	19,426,717	—	19,426,717	1:1
Series D-2.	2008	1.60	4,687,500	—	4,687,500	1:1

Redeemable convertible preferred share

Series E	2008	1.80	60,391,186	—	60,391,186	1:1

Total			117,815,521	32,477,036	85,338,485

*	806,885 of Series A Preferred Shares and 162,866 of Series B Preferred Shares were issued, repurchased and cancelled before January 1, 2008.

The Group has determined that the Series A, Series B, Series C, Series D-1 and Series D-2 convertible preferred shares (“Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares, Series D-1 Preferred Shares, Series D-2 Preferred Shares”) should not be classified as liabilities but rather as temporary equity since these convertible preferred shares are contingently redeemable upon a deemed liquidation event, which is considered to be an event not solely within the control of the Company. The Group has also determined that the Series E redeemable convertible preferred shares (“Series E Preferred Shares”) should be classified as temporary equity as they are redeemable at the option of the holders after July 1, 2013.

In assessing the conversion features and deemed liquidation feature embedded in the Series A, Series B, Series C, Series D-1 and Series D-2 Preferred Shares and the conversion and redemption features embedded in the Series E Preferred Shares, the Group has determined that the conversion and redemption features are not required to be bifurcated and accounted for as a derivative since the embedded features do not permit or require net settlement and therefore do not meet the definition of a derivative. Since the accounting conversion prices of the Series A, Series B, Series C, Series D-1, Series D-2 and Series E Preferred Shares exceed the fair value of the Group’s ordinary shares on their respective date of issuance, no beneficial conversion feature was recorded.

Key terms of convertible preferred shares

The key terms of the Series A, Series B, Series C, Series D-1 and Series D-2 Preferred Shares are summarized as follows:

Dividend rights

The Company shall not make any distribution to ordinary shares unless preferred shareholders receive an equal or greater distribution on an if-converted basis. Therefore, each holder of the preferred shares participates in any distribution among the ordinary shares pro rata based on the number of ordinary shares held by each preferred shareholder (calculated on an as-converted basis). Preferred shareholders are not obligated to share in any losses of the Company.

Liquidation rights

In the event of any liquidation, dissolution or winding up of the Company, the preferred shareholders are entitled to receive the amounts they originally paid for their preferred shares prior and in preference to any distribution to ordinary shareholders. The remaining assets of the Company available for distribution, if any, shall be distributed to the ordinary shareholders and preferred shareholders on an as-converted basis.

In the event of a deemed liquidation, which is defined as a consolidation or merger of the Company with or into any other company in which the members of the Company do not retain a majority of the voting power in the surviving company, or a sale, conveyance or disposition of all or substantially all of the assets of the Company, the preferred shareholders are entitled to receive the amounts they originally paid for their preferred shares. The holders of the preferred shares shall be paid in cash or in securities received from the acquiring company, or in a combination thereof, at the closing of any such transaction, unless the amount allocated to the respective preferred shares is waived by the holders of a majority of these preferred shares outstanding.

Conversion rights

Preferred shares are convertible into ordinary shares at any time after issuance. Series A Preferred Shares are convertible at the ratio of one Series A Preferred Share for 1.70795 ordinary shares adjusted for share splits, share dividends, recapitalizations and similar transactions. Series B, Series C, Series D-1 and Series D-2 Preferred Shares are convertible into ordinary shares on a one-for-one basis adjusted for share splits, share dividends, recapitalizations and similar transactions. All convertible preferred shares shall be automatically converted into

On June 27, 2013, 291,003 Series A Preferred Shares were converted into ordinary shares on a one-for-1.70795 basis, and 203,583 Series B, 19,426,717 Series D-1 and 4,687,500 Series D-2 Preferred Shares were converted into ordinary shares on a one-for-one basis.

In June 2014, 257,166 Series B Preferred Shares and 81,330 Series C Preferred Shares were redesignated into Class B ordinary shares on a one-for-one basis immediately prior to the completion of the IPO.

Voting rights

The preferred shareholders shall vote together with ordinary shareholders, and not as a separate class, on all matters put before the members of the Company on an as-converted basis.

Key terms of redeemable convertible preferred shares

Certain key terms of the Series E redeemable convertible preferred shares are the same as those applicable to the Series A, Series B, Series C, Series D-1 and Series D-2 convertible preferred shares as noted above. Key terms that only apply to the Series E redeemable convertible preferred shares are summarized as follows:

Liquidation rights

In the event of any liquidation, dissolution or winding up of the Company, holders of Series E Preferred Shares are entitled to receive the amounts they originally paid for the Series E Preferred Shares prior and in preference to any distribution to ordinary shareholders. The remaining assets of the Company available for distribution, if any, shall be distributed to the ordinary shareholders and all preferred shareholders on an as-converted basis.

In the event of a deemed liquidation, which is defined as a consolidation or merger of the Company below an enterprise value of US$154,000 with or into any other company in which the members of the Company do not retain a majority of the voting power in the surviving company, or a sale, conveyance or disposition of all or substantially all of the assets of the Company, the holders of Series E Preferred Shares are entitled to receive the amounts they originally paid for their preferred shares. The holders of the Series E preferred shares shall be paid in cash or in securities received from the acquiring company, or in a combination thereof, at the closing of any such transaction, unless the amount allocated to the respective preferred shares is waived by the holders of a majority of these preferred shares outstanding.

Conversion rights

Series E Preferred Shares are convertible into ordinary shares at any time after issuance. Series E preferred shares are convertible into ordinary shares on a one-for-one basis. All convertible preferred shares shall be automatically converted into ordinary shares upon the closing of the Company’s initial public offering. In the event the conversion price is adjusted, there could be a beneficial conversion feature.

On June 23, 2013, 47,534,043 Series E Preferred Shares were converted into ordinary shares on a one-for-one basis.

Redemption rights

At any time after July 1, 2013, holders of Series E Preferred Shares have the option to require the Company to redeem the Series E Preferred Shares at a price equal to the original issuance price.

Repurchase of redeemable convertible preferred shares

In February 2013, the Company repurchased 12,857,143 Series E Preferred Shares from Macquarie Zhaopin Limited for a total consideration of US$67.5 million. The Company accounted for the transaction as an extinguishment of preferred shares. No gains or losses were recognized from the repurchase of these convertible preferred shares. The excess of the consideration transferred over the carrying amount of the preferred shares surrendered, amounting to RMB265,032 was recognized as a deemed dividend, and resulted in an increase in net loss attributable to ordinary shareholders. The repurchased Series E Preferred Shares were then retired by the Company. The repurchase was funded by the three bank loans secured by the restricted time deposits (see Note 10). In the absence of retained earnings, the total amount was recognized in additional paid-in capital and in accumulated deficit after the additional paid-in capital was reduced to zero.